Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31, 2018	September 30, 2019
Laboratory equipment	$5,466	$5,832
Leasehold improvements	2,989	3,294
Computer equipment	308	316
Furniture and fixtures	365	394

Total property and equipment	9,128	9,836
Less accumulated depreciation and amortization	(4,969)	(5,834)

Property and equipment, net	$4,159	$4,002

Property and equipment consists of the following (in thousands):

	December 31,
	2017	2018
Laboratory equipment	$4,603	$5,466
Leasehold improvements	598	2,989
Computer equipment	244	308
Furniture and fixtures	237	365

Total property and equipment	5,682	9,128
Less accumulated depreciation and amortization	(3,769)	(4,969)

Property and equipment, net	$1,913	$4,159